(2_FIDELITY_LOGOS)(registered trademark)

FIDELITY ADVISOR
EMERGING MARKETS INCOME
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORT
DECEMBER 31, 1998

CONTENTS

PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              19  The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     22  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            23  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   30  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  39  Notes to financial statements.

REPORT OF INDEPENDENT  51  The auditors' opinion.
ACCOUNTANTS

TAX INFORMATION        52

OF SPECIAL NOTE        53

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo) This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

Resurgent stock market performance in the fourth quarter helped the Dow Jones Industrial Average post a double-digit return for the fourth year in a row - a first in the Dow's 100-plus year history. Three interest-rate cuts made late in the year by the Federal Reserve Board helped spark the equity rally. Meanwhile, while the majority of bonds posted positive performance, most bond returns for 1998 trailed their gains from 1997.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR EMERGING MARKETS INCOME FUND - CLASS A

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T shares, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV EMERGING MARKETS    -21.94%      40.10%
INCOME - CL A

FIDELITY ADV EMERGING MARKETS    -25.65%      33.45%
INCOME - CL A  (INCL. 4.75%
SALES CHARGE)

JP EMBI Plus                     -14.35%      54.88%

Emerging Markets Debt Funds      -20.80%      n/a
Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market value-weighted index of U.S. dollars- and other external currency-denominated Brady bonds, loans, Eurobonds, and local instruments traded in emerging markets. To measure how Class A's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 45 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV EMERGING MARKETS  -21.94%      7.26%
INCOME - CL A

FIDELITY ADV EMERGING MARKETS  -25.65%      6.18%
INCOME - CL A  (INCL. 4.75%
SALES CHARGE)

JP EMBI Plus                   -14.35%      9.51%

Emerging Markets Debt Funds    -20.80%      n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL A      JP EMBI Plus
             00255                       JP004
  1994/03/10       9525.00                    10000.00
  1994/03/31       9128.32                     8807.82
  1994/04/30       9248.44                     8643.25
  1994/05/31       9844.60                     9282.15
  1994/06/30       9368.11                     8810.67
  1994/07/31       9578.30                     8971.50
  1994/08/31      10732.31                     9714.11
  1994/09/30      11038.76                    10014.32
  1994/10/31      10754.24                     9697.82
  1994/11/30      10530.74                     9687.51
  1994/12/31       9760.21                     9059.99
  1995/01/31       8639.66                     8623.61
  1995/02/28       8022.18                     8222.51
  1995/03/31       7787.58                     8056.78
  1995/04/30       8456.16                     8918.88
  1995/05/31       8960.63                     9695.07
  1995/06/30       9011.12                     9909.06
  1995/07/31       9026.46                     9869.98
  1995/08/31       9219.78                    10140.13
  1995/09/30       9586.60                    10536.55
  1995/10/31       9514.14                    10422.17
  1995/11/30       9831.92                    10724.86
  1995/12/31      10442.10                    11485.35
  1996/01/31      11211.15                    12358.18
  1996/02/29      10586.42                    11676.46
  1996/03/31      10686.18                    11942.44
  1996/04/30      11237.32                    12593.99
  1996/05/31      11532.65                    12811.92
  1996/06/30      11823.71                    13262.30
  1996/07/31      11956.95                    13539.46
  1996/08/31      12386.31                    14036.78
  1996/09/30      13395.58                    14942.02
  1996/10/31      13777.70                    15043.72
  1996/11/30      14543.65                    15810.38
  1996/12/31      14671.78                    16000.37
  1997/01/31      15288.34                    16442.93
  1997/02/28      15544.63                    16729.03
  1997/03/31      14908.02                    16123.30
  1997/04/30      15420.01                    16602.74
  1997/05/31      16079.19                    17247.58
  1997/06/30      16574.92                    17644.32
  1997/07/31      17288.48                    18376.34
  1997/08/31      17191.69                    18301.91
  1997/09/30      17741.43                    18861.14
  1997/10/31      15984.93                    16688.46
  1997/11/30      16562.96                    17480.82
  1997/12/31      17094.97                    18083.31
  1998/01/31      17114.76                    18046.65
  1998/02/28      17575.41                    18563.20
  1998/03/31      18039.84                    19025.32
  1998/04/30      18049.07                    19071.47
  1998/05/31      17302.88                    18420.48
  1998/06/30      16748.18                    17888.74
  1998/07/31      17001.72                    18011.22
  1998/08/31      10989.02                    12835.61
  1998/09/30      11969.35                    14090.76
  1998/10/31      12790.50                    15002.37
  1998/11/30      13759.46                    15885.48
  1998/12/31      13344.82                    15488.40
IMATRL PRASUN   SHR__CHT 19981231 19990114 113238 R00000000000061

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class A on March 10, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by December 31, 1998, the value of the investment would have grown to $13,345 - a 33.45% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,488 - a 54.88% increase.

(checkmark) UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a
country's financial markets, its
local political and economic
climate, and the fluctuating value of
its currency create these risks. For
these reasons an international
fund's performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no
guarantee of future results and you
may have a gain or loss when
you sell your shares.

TOTAL RETURN COMPONENTS

                  YEARS ENDED DECEMBER 31,          SEPTEMBER 3, 1996
                                                    (COMMENCEMENT OF SALE OF
                                                    CLASS A SHARES) TO DECEMBER
                                                    31,

                  1998                      1997    1996

Dividend returns  8.10% A                   8.37%   2.32%

Capital returns   -30.04%                    8.15%  15.39%

Total returns     -21.94%                   16.52%  17.71%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1998  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share A            6.62(cents)   50.37(cents)   100.76(cents)

Annualized dividend rate         10.04%        12.14%         10.44%

30-day annualized yield          n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $7.76 over the past one month, $8.23 over the past six months, and $9.65 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable operating history.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS OF APPROXIMATELY 17.4(CENTS) PER SHARE PAID DURING 1998 WERE A NON-TAXABLE RETURN OF CAPITAL. THE EXACT NON-TAXABLE AMOUNT TO USE IN PREPARING YOUR INCOME TAX RETURN WILL DEPEND ON YOUR SHARE ACTIVITY AND WAS REPORTED TO YOU IN JANUARY 1999.

FIDELITY ADVISOR EMERGING MARKETS INCOME FUND - CLASS T

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the life of fund total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV EMERGING MARKETS    -22.07%      39.73%
INCOME - CL T

FIDELITY ADV EMERGING MARKETS    -24.79%      34.84%
INCOME - CL T  (INCL. 3.50%
SALES CHARGE)

JP EMBI Plus                     -14.35%      54.88%

Emerging Markets Debt Funds      -20.80%      n/a
Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market value-weighted index of U.S. dollars- and other external currency-denominated Brady bonds, loans, Eurobonds, and local instruments traded in emerging markets. To measure how Class T's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 45 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV EMERGING MARKETS  -22.07%      7.20%
INCOME - CL T

FIDELITY ADV EMERGING MARKETS  -24.79%      6.41%
INCOME - CL T  (INCL. 3.50%
SALES CHARGE)

JP EMBI Plus                   -14.35%      9.51%

Emerging Markets Debt Funds    -20.80%      n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL T      JP EMBI Plus
             00635                       JP004
  1994/03/10       9650.00                    10000.00
  1994/03/31       9248.12                     8807.82
  1994/04/30       9369.81                     8643.25
  1994/05/31       9973.79                     9282.15
  1994/06/30       9491.05                     8810.67
  1994/07/31       9704.00                     8971.50
  1994/08/31      10873.16                     9714.11
  1994/09/30      11183.62                    10014.32
  1994/10/31      10895.38                     9697.82
  1994/11/30      10668.94                     9687.51
  1994/12/31       9888.29                     9059.99
  1995/01/31       8753.04                     8623.61
  1995/02/28       8127.46                     8222.51
  1995/03/31       7889.78                     8056.78
  1995/04/30       8567.13                     8918.88
  1995/05/31       9078.23                     9695.07
  1995/06/30       9129.37                     9909.06
  1995/07/31       9144.92                     9869.98
  1995/08/31       9340.78                    10140.13
  1995/09/30       9712.41                    10536.55
  1995/10/31       9639.00                    10422.17
  1995/11/30       9960.95                    10724.86
  1995/12/31      10579.14                    11485.35
  1996/01/31      11358.28                    12358.18
  1996/02/29      10725.35                    11676.46
  1996/03/31      10826.42                    11942.44
  1996/04/30      11384.79                    12593.99
  1996/05/31      11684.00                    12811.92
  1996/06/30      11978.87                    13262.30
  1996/07/31      12113.86                    13539.46
  1996/08/31      12548.86                    14036.78
  1996/09/30      13572.33                    14942.02
  1996/10/31      13947.71                    15043.72
  1996/11/30      14723.78                    15810.38
  1996/12/31      14854.44                    16000.37
  1997/01/31      15480.72                    16442.93
  1997/02/28      15740.89                    16729.03
  1997/03/31      15095.79                    16123.30
  1997/04/30      15612.28                    16602.74
  1997/05/31      16280.02                    17247.58
  1997/06/30      16795.95                    17644.32
  1997/07/31      17517.42                    18376.34
  1997/08/31      17419.65                    18301.91
  1997/09/30      17975.36                    18861.14
  1997/10/31      16195.49                    16688.46
  1997/11/30      16765.19                    17480.82
  1997/12/31      17301.56                    18083.31
  1998/01/31      17318.97                    18046.65
  1998/02/28      17784.00                    18563.20
  1998/03/31      18254.99                    19025.32
  1998/04/30      18263.11                    19071.47
  1998/05/31      17506.64                    18420.48
  1998/06/30      16945.16                    17888.74
  1998/07/31      17201.57                    18011.22
  1998/08/31      11111.23                    12835.61
  1998/09/30      12098.20                    14090.76
  1998/10/31      12943.55                    15002.37
  1998/11/30      13905.35                    15885.48
  1998/12/31      13483.97                    15488.40
IMATRL PRASUN   SHR__CHT 19981231 19990208 161157 R00000000000061

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class T on March 10, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by December 31, 1998, the value of your investment would have grown to $13,484 - a 34.84% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,488 - a 54.88% increase.

(checkmark) UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a
country's financial markets, its
local political and economic
climate, and the fluctuating value of
its currency create these risks. For
these reasons an international
fund's performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may have
a gain or loss when you sell your
shares.

TOTAL RETURN COMPONENTS

                  YEARS ENDED DECEMBER 31,                          MARCH 10, 1994 (COMMENCEMENT
                                                                    OF OPERATIONS) TO DECEMBER 31,

                  1998                      1997    1996    1995    1994

Dividend returns  7.99% A                   8.32%   9.46%   9.51%   4.80%

Capital returns   -30.06%                    8.15%  30.95%  -2.52%  -2.33%

Total returns     -22.07%                   16.47%  40.41%  6.99%   2.47%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1998  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share A            6.51(cents)   49.57(cents)   99.62(cents)

Annualized dividend rate         9.89%         11.95%         10.32%

30-day annualized yield          10.21%        -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $7.75 over the past one month, $8.23 over the past six months and $9.65 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 3.50% sales charge.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS OF APPROXIMATELY 17.2(CENTS) PER SHARE PAID DURING 1998 WERE A NON-TAXABLE RETURN OF CAPITAL. THE EXACT NON-TAXABLE AMOUNT TO USE IN PREPARING YOUR INCOME TAX RETURN WILL DEPEND ON YOUR SHARE ACTIVITY AND WAS REPORTED TO YOU IN JANUARY 1999. FIDELITY ADVISOR EMERGING MARKETS INCOME FUND - CLASS B

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in its yield, to measure performance.

The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1,
1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charge included one year and life of fund total return figures are 4% and 2%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV EMERGING MARKETS    -22.66%      35.51%
INCOME - CL B

FIDELITY ADV EMERGING MARKETS    -26.15%      33.95%
INCOME - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

JP EMBI Plus                     -14.35%      54.88%

Emerging Markets Debt Funds      -20.80%      n/a
Average

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market value-weighted index of U.S. dollars- and other external currency-denominated Brady bonds, loans, Eurobonds, and local instruments traded in emerging markets. To measure how Class B's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Inc. The past one year average represents a peer group of 45 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV EMERGING MARKETS  -22.66%      6.52%
INCOME - CL B

FIDELITY ADV EMERGING MARKETS  -26.15%      6.26%
INCOME - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

JP EMBI Plus                   -14.35%      9.51%

Emerging Markets Debt Funds    -20.80%      n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA Emerg Mkt Inc -CL B      JP EMBI Plus
             00637                       JP004
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.54                     8807.82
  1994/04/30       9709.65                     8643.25
  1994/05/31      10335.54                     9282.15
  1994/06/30       9835.28                     8810.67
  1994/07/31      10042.78                     8971.50
  1994/08/31      11243.37                     9714.11
  1994/09/30      11566.18                    10014.32
  1994/10/31      11270.66                     9697.82
  1994/11/30      11019.23                     9687.51
  1994/12/31      10195.80                     9059.99
  1995/01/31       9040.37                     8623.61
  1995/02/28       8379.79                     8222.51
  1995/03/31       8129.96                     8056.78
  1995/04/30       8821.79                     8918.88
  1995/05/31       9341.02                     9695.07
  1995/06/30       9398.54                     9909.06
  1995/07/31       9408.41                     9869.98
  1995/08/31       9603.44                    10140.13
  1995/09/30       9967.22                    10536.55
  1995/10/31       9896.87                    10422.17
  1995/11/30      10220.12                    10724.86
  1995/12/31      10846.22                    11485.35
  1996/01/31      11637.09                    12358.18
  1996/02/29      10984.00                    11676.46
  1996/03/31      11081.11                    11942.44
  1996/04/30      11645.35                    12593.99
  1996/05/31      11956.55                    12811.92
  1996/06/30      12239.00                    13262.30
  1996/07/31      12370.24                    13539.46
  1996/08/31      12818.89                    14036.78
  1996/09/30      13841.33                    14942.02
  1996/10/31      14226.85                    15043.72
  1996/11/30      15019.85                    15810.38
  1996/12/31      15142.84                    16000.37
  1997/01/31      15770.43                    16442.93
  1997/02/28      16024.74                    16729.03
  1997/03/31      15360.81                    16123.30
  1997/04/30      15876.94                    16602.74
  1997/05/31      16543.60                    17247.58
  1997/06/30      17055.87                    17644.32
  1997/07/31      17775.74                    18376.34
  1997/08/31      17666.48                    18301.91
  1997/09/30      18218.22                    18861.14
  1997/10/31      16396.61                    16688.46
  1997/11/30      16991.95                    17480.82
  1997/12/31      17520.59                    18083.31
  1998/01/31      17513.16                    18046.65
  1998/02/28      17988.29                    18563.20
  1998/03/31      18450.12                    19025.32
  1998/04/30      18448.18                    19071.47
  1998/05/31      17676.74                    18420.48
  1998/06/30      17101.39                    17888.74
  1998/07/31      17348.20                    18011.22
  1998/08/31      11210.43                    12835.61
  1998/09/30      12197.71                    14090.76
  1998/10/31      13022.87                    15002.37
  1998/11/30      13997.31                    15885.48
  1998/12/31      13395.00                    15488.40
IMATRL PRASUN   SHR__CHT 19981231 19990208 161343 R00000000000061

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class B on March 10, 1994, when the fund started. As the chart shows, by December 31, 1998, the value of the investment including the effect of the applicable contingent deferred sales charge, would have been $13,395 - a 33.95% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,488 - a 54.88% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a country's
financial markets, its local political
and economic climate, and the
fluctuating value of its currency
create these risks. For these
reasons an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may
have a gain or loss when you sell
your shares.

TOTAL RETURN COMPONENTS

                  YEARS ENDED DECEMBER 31,                          JUNE 30, 1994 (COMMENCEMENT
                                                                    OF SALE OF CLASS B SHARES)
                                                                    TO DECEMBER 31,

                  1998                      1997    1996    1995    1994

Dividend returns  7.45% A                   7.57%   8.54%   8.69%   3.03%

Capital returns   -30.11%                    8.13%  31.07%  -2.31%  0.64%

Total returns     -22.66%                   15.70%  39.61%  6.38%   3.67%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1998  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share A            6.13(cents)   47.16(cents)   93.29(cents)

Annualized dividend rate         9.27%         11.33%         9.63%

30-day annualized yield          9.91%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $7.79 over the past one month, $8.26 over the past six months, and $9.69 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS OF APPROXIMATELY 16.1(CENTS) PER SHARE PAID DURING 1998 WERE A NON-TAXABLE RETURN OF CAPITAL. THE EXACT NON-TAXABLE AMOUNT TO USE IN PREPARING YOUR INCOME TAX RETURN WILL DEPEND ON YOUR SHARE ACTIVITY AND WAS REPORTED TO YOU IN JANUARY 1999.

FIDELITY ADVISOR EMERGING MARKETS INCOME FUND - CLASS C

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income to measure performance.

The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns from January 1, 1996 through November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1.00% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV EMERGING MARKETS    -22.47%      35.74%
INCOME - CL C

FIDELITY ADV EMERGING MARKETS    -23.17%      35.74%
INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

JP EMBI Plus                     -14.35%      54.88%

Emerging Markets Debt Funds      -20.80%      n/a
Average

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market value-weighted index of U.S. dollars- and other external currency-denominated Brady bonds, loans, Eurobonds, and local instruments traded in emerging markets. To measure how Class C's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Inc. The past one year average represents a peer group of 45 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV EMERGING MARKETS  -22.47%      6.55%
INCOME - CL C

FIDELITY ADV EMERGING MARKETS  -23.17%      6.55%
INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

JP EMBI Plus                   -14.35%      9.51%

Emerging Markets Debt Funds    -20.80%      n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL C      JP EMBI Plus
             00488                       JP004
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.54                     8807.82
  1994/04/30       9709.65                     8643.25
  1994/05/31      10335.54                     9282.15
  1994/06/30       9835.28                     8810.67
  1994/07/31      10042.78                     8971.50
  1994/08/31      11243.37                     9714.11
  1994/09/30      11566.18                    10014.32
  1994/10/31      11270.66                     9697.82
  1994/11/30      11019.23                     9687.51
  1994/12/31      10195.80                     9059.99
  1995/01/31       9040.37                     8623.61
  1995/02/28       8379.79                     8222.51
  1995/03/31       8129.96                     8056.78
  1995/04/30       8821.79                     8918.88
  1995/05/31       9341.02                     9695.07
  1995/06/30       9398.54                     9909.06
  1995/07/31       9408.41                     9869.98
  1995/08/31       9603.44                    10140.13
  1995/09/30       9967.22                    10536.55
  1995/10/31       9896.87                    10422.17
  1995/11/30      10220.12                    10724.86
  1995/12/31      10846.22                    11485.35
  1996/01/31      11637.09                    12358.18
  1996/02/29      10984.00                    11676.46
  1996/03/31      11081.11                    11942.44
  1996/04/30      11645.35                    12593.99
  1996/05/31      11956.55                    12811.92
  1996/06/30      12239.00                    13262.30
  1996/07/31      12370.24                    13539.46
  1996/08/31      12818.89                    14036.78
  1996/09/30      13841.33                    14942.02
  1996/10/31      14226.85                    15043.72
  1996/11/30      15019.85                    15810.38
  1996/12/31      15142.84                    16000.37
  1997/01/31      15770.43                    16442.93
  1997/02/28      16024.74                    16729.03
  1997/03/31      15360.81                    16123.30
  1997/04/30      15876.94                    16602.74
  1997/05/31      16543.60                    17247.58
  1997/06/30      17055.87                    17644.32
  1997/07/31      17775.74                    18376.34
  1997/08/31      17666.48                    18301.91
  1997/09/30      18218.22                    18861.14
  1997/10/31      16396.61                    16688.46
  1997/11/30      16977.03                    17480.82
  1997/12/31      17506.75                    18083.31
  1998/01/31      17508.74                    18046.65
  1998/02/28      17968.54                    18563.20
  1998/03/31      18432.44                    19025.32
  1998/04/30      18428.80                    19071.47
  1998/05/31      17653.68                    18420.48
  1998/06/30      17075.09                    17888.74
  1998/07/31      17319.09                    18011.22
  1998/08/31      11194.28                    12835.61
  1998/09/30      12184.82                    14090.76
  1998/10/31      13011.47                    15002.37
  1998/11/30      13987.53                    15885.48
  1998/12/31      13573.71                    15488.40
IMATRL PRASUN   SHR__CHT 19981231 19990114 113934 R00000000000061

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class C on March 10, 1994, when the fund started. As the chart shows, by December 31, 1998, the value of the investment would have been $13,574 - a 35.74% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,488 - a 54.88% increase.

(checkmark) UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a country's
financial markets, its local political
and economic climate, and the
fluctuating value of its currency
create these risks. For these
reasons an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may
have a gain or loss when you sell
your shares.

TOTAL RETURN COMPONENTS

                  YEAR ENDED DECEMBER 31,  NOVEMBER 3, 1997
                                           (COMMENCEMENT  OF SALE OF
                                           CLASS C SHARES) TO DECEMBER
                                           31,

                  1998                     1997

Dividend returns  7.41% A                  2.48%

Capital returns   -29.88%                  1.68%

Total returns     -22.47%                  4.16%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1998  PAST 1 MONTH  PAST 6 MONTHS  LIFE OF CLASS

Dividends per share A            6.07(cents)   46.68(cents)   92.12(cents)

Annualized dividend rate         9.20%         11.25%         9.55%

30-day annualized yield          n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $7.77 over the past one month, $8.23 over the past six months, and $9.65 over the life of class, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer, more stable, operating history.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS OF APPROXIMATELY 15.9(CENTS) PER SHARE PAID DURING 1998 WERE A NON-TAXABLE RETURN OF CAPITAL. THE EXACT NON-TAXABLE AMOUNT TO USE IN PREPARING YOUR INCOME TAX RETURN WILL DEPEND ON YOUR SHARE ACTIVITY AND WAS REPORTED TO YOU IN JANUARY 1999.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Escalating volatility characterized
emerging markets during the
12-month period ended
December 31, 1998. For the year,
the JP Morgan EMBI Index Plus
returned -14.35%. The market's poor
showing was driven largely by
Russia's devaluation of the ruble
and loan defaults in August,
causing emerging market debt
prices to fall to unprecedented
levels. Emerging markets began
1998 on a positive note with
renewed investor confidence in
Mexico, Argentina and Venezuela
sparking a rally in the first quarter.
However, the escalating Japanese
banking crisis and Russia's brewing
fiscal problems increased yield
volatility relative to U.S. Treasuries,
leading to weaker prices in the
second quarter. This was only a
preamble to the significant liquidity
disruption to come. Banks, hedge
funds and other market participants
re-examined their portfolio
diversification and risk, and reined in
lending to emerging-market
countries. Fourth quarter returns
rebounded strongly as the Federal
Reserve Board announced a series
of rate cuts, Japan publicized a
bank bailout plan and Argentina
sold $1 billion of bonds, the first
Latin American deal since August.
However, as 1998 ended, investor
concerns over Brazil's significant
budget deficit intensified despite a
newly minted agreement with the
International Monetary Fund and
third-party lenders for a $40 billion
aid package.


(photograph of John Carlson)

An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund

Q. HOW DID THE FUND PERFORM, JOHN?

A. It was a tough year for emerging markets. For the 12 months ending December 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned -21.94%, -22.07%, -22.66% and -22.47%, respectively.
The emerging market debt funds average, as tracked by Lipper Inc., returned -20.80% during the period, while the J.P. Morgan Emerging Markets Bond Index Plus returned -14.35%.

Q. CAN YOU RELATE HOW THE EVENTS HIGHLIGHTED IN THE MARKET RECAP
INFLUENCED THE FUND'S RETURN?

A. Sure. In fact, we have done a great deal of analysis to answer this question for ourselves. The fund entered the second half of 1998 in line with the index, which was down 1.08% year-to-date through June
30. However, the overriding performance factor for the fund in 1998 was its exposure to Russia and the critical few days in August when the country defaulted on its local currency debt and devalued the ruble.

Q. WHAT LED TO RUSSIA TAKING SUCH UNPRECEDENTED STEPS?

A. From a credit perspective, Russia's external debt profile was not that dissimilar to Mexico's. Russia had a low external debt load as a percent of GDP (less than 55%) and exports (less than 160%), and a debt-service ratio of approximately 10%, while Mexico had comparable ratios of 40%, 120% and 20%, respectively. In 1998, the Russian government found itself coming under pressure as a result of the country's extended recession and plunging commodity prices. The problems were compounded by Russia's practice of funding budget deficits with short-term, high- yielding government bonds that sent local interest rates skyrocketing and led to a loss of investor confidence in late spring. Ultimately, even with ruble-denominated interest rates of 150%, investors were unwilling to finance new debt or rollover existing debt, and the authorities were forced to devalue the ruble. At the same time, the government also took the further step of defaulting on their domestic debt.

Q. HAD YOU ANTICIPATED THESE EVENTS?

A. Having traveled to Russia in June, I was troubled by the economic environment and anticipated a ruble devaluation, but not a local-currency debt default. Defaulting on local currency denominated debt is considered highly unusual because a government has the option to service the debt by printing more money. As a result, the fund was underweighted in Russia from October 1997 though mid-summer 1998 and never owned any Russian local debt denominated in rubles. After a dramatic fall in Russian debt prices from the mid-70's to approximately 28 cents on the dollar, I increased the fund's weighting in U.S. dollar-denominated Russian debt in mid-August because I believed prices reflected compelling valuations. However, the decision by the Russian government to both devalue the ruble and default on their local currency debt on August 17th caused prices to fall even further to unprecedented levels. One Russian dollar-denominated debt instrument was trading as low as five cents on the dollar.

Q. HOW DID YOU POSITION THE FUND IN THE AFTERMATH OF THIS SELL-OFF?

A. The last two weeks of August were characterized by investors' panic selling, lack of liquidity and very little real news to make investment decisions. During this period, I quickly raised cash by selling the less liquid non-Russian assets and swapping the Soviet-era debt for higher-credit Russian Eurobonds. I maintained the fund's overweighted position in Russia and refused to sell into the panic. At year-end, U.S. dollar-denominated Russian exposure accounted for 7.0% of the fund.

Q. WHAT WERE SOME OF THE BRIGHT SPOTS FOR THE FUND IN 1998?

A. The principal way I try to add value to fund performance is by investing in countries that are represented in the J.P. Morgan Emerging Markets Bond Index Plus, as well as in a handful of countries not in the index. Country fundamentals drive my decision-making, as do individual security valuations in the market. This strategy continued to serve the fund well even in a turbulent year. For example, Turkey, an out-of-index country, was a relatively small investment, but the largest source of fund outperformance relative to the index. Venezuela and Bulgaria, countries also represented in the index, generated positive returns due to security selection and country weighting, respectively.

Q. JOHN, WHAT IS YOUR OUTLOOK FOR 1999?

A. Looking forward to next year, I remain cautious given the global financial crisis, the U.S. trade imbalance and the lower estimates of global growth. In addition, due to an uneven distribution of wealth in almost all emerging-market countries, political and social instability will likely rise as well. I'm focusing on countries with positive fundamentals such as a strong trade surplus, positive domestic growth prospects, low public sector borrowing requirements and records of strong economic reform.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark) FUND FACTS

GOAL: seeks a high level of
current income; as a
secondary objective, the fund
seeks capital appreciation

START DATE: March 10, 1994

SIZE: as of December 31,
1998, more than $75 million

MANAGER: John Carlson,
since 1995; lead manager,
Fidelity Advisor Strategic
Income Fund, since 1996;
joined Fidelity in 1995

JOHN CARLSON DISCUSSES
1998'S MAJOR MARKET THEMES:

"When I look back on 1998, two
words come to mind - deflation
and deleveraging. Deflation,
particularly in the form of
declining commodity prices, put
pressure on a number of emerging
countries that export resources
such as oil, aluminum, copper and
agricultural products. For
example, historically low oil
prices hurt countries like
Venezuela, Ecuador, Russia and
Nigeria by putting pressure on the
government's budget deficit and
reducing the U.S. dollars coming
into the economy. In a number of
emerging economies these
problems caused a general
deterioration in creditworthiness.
The most extreme example of this
was Russia, which devalued its
currency and defaulted on its
domestic ruble debt in August.

"Deleveraging also played a major
role, particularly after the Russian
crisis. Large losses by banks,
hedge funds and other market
participants dramatically reduced
investors' appetites for risk. Banks
reduced emerging-country loan
exposure, and Wall Street reduced
their capital commitments to
emerging-market businesses.
Some hedge funds also suffered
catastrophic losses, removing
them from the markets. These
factors led to enormous risk
premiums for emerging-market
debt securities in the second half of
1998.

"Liquidity improved somewhat in
the fourth quarter, aided by
interest-rate cuts by the Federal
Reserve Board and other central
banks, but yield spreads were still
significantly higher at the end of
1998 than in January of 1998."

INVESTMENT CHANGES



TOP FIVE COUNTRIES AS OF
DECEMBER 31, 1998

(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE COUNTRIES 6 MONTHS AGO

Mexico                         22.9                     12.7

Argentina                      19.2                     22.0

Brazil                         15.8                     15.1

Venezuela                      12.5                     5.2

Russia                         7.0                      9.9


TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT
RISKS.

TOP FIVE HOLDINGS AS OF
DECEMBER 31, 1998

(BY ISSUER, EXCLUDING CASH     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
EQUIVALENTS)                                            THESE BOND ISSUERS 6 MONTHS
                                                        AGO

United Mexican States           17.0                     5.9

Argentinian Republic            12.8                     17.9

Venezuelan Republic             12.5                     5.2

Brazilian Federative Republic   6.1                      11.4

Banco Nacional De               5.5                      1.1
Desenvolvimento  Economico e
Social


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF DECEMBER 31, 1998

Row: 1, Col: 1, Value: 16.8
Row: 1, Col: 2, Value: 67.3
Row: 1, Col: 3, Value: 11.7
Row: 1, Col: 4, Value: 4.2

Corporate bonds 16.8%
Foreign government obligations 67.3%
Other 11.7%
Short-term investments 4.2%

AS OF JUNE 30, 1998

Row: 1, Col: 1, Value: 11.7
Row: 1, Col: 2, Value: 74.3
Row: 1, Col: 3, Value: 9.199999999999999
Row: 1, Col: 4, Value: 4.8

Corporate bonds 11.7%
Foreign government obligations 74.3%
Other 9.2%
Short-term investments 4.8%


INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 16.8%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

ARGENTINA - 3.2%

Compania Internacional de         BB     ARS   3,310,000                         $ 2,286,037
Telecomunicaciones 10.375%
8/1/04 (Reg. S)

BRAZIL - 5.5%

Banco Nacional de
Desenvolvimento Economico e
Social:

14.724% 6/16/08 (f)               B1           3,855,000                          3,084,000

14.724% 6/16/08 (e)(f)            B1           980,000                            784,000

                                                                                  3,868,000

MALAYSIA - 2.7%

Petroliam Nasional BHD:

yankee 7.625% 10/15/26 (e)        Baa3         490,000                            339,815

7.125% 10/18/06 (Reg. S)          Baa3         900,000                            735,660

7.625% 10/15/26 (Reg. S)          A2           1,210,000                          839,135

                                                                                  1,914,610

MEXICO - 4.6%

Petroleos Mexicanos:

9.25% 3/30/18                     Ba2          920,000                            754,400

9.5% 9/15/27                      BB           920,000                            754,400

10.2613% 7/15/05 (Reg. S) (f)     Ba2          1,880,000                          1,748,400

                                                                                  3,257,200

UNITED STATES OF AMERICA - 0.8%

Samsung Electronics America,
Inc.:

9.75% 5/1/03 (e)                  Ba1          490,000                            463,050

9.75% 5/1/03                      Ba1          140,000                            132,300

                                                                                  595,350

TOTAL NONCONVERTIBLE BONDS                                                        11,921,197
(Cost $11,722,446)

GOVERNMENT OBLIGATIONS (G) -
67.3%



ARGENTINA - 14.9%

Argentinian Republic:

global bond:

11% 12/4/05                       Ba3          2,940,000                          2,923,463

11.375% 1/30/17                   Ba3          1,730,000                          1,727,838

11.375% 1/30/17                   Ba3          290,000                            289,638

GOVERNMENT OBLIGATIONS (G) -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

ARGENTINA - CONTINUED

Argentinian Republic: -
continued

warrants 12/3/99 (a)(h)           -            2,940                             $ 132,300

8.75% 7/10/02 (Reg. S)            Ba3    ARS   1,230,000                          1,003,388

11.75% 2/12/07                    Ba3    ARS   3,520,000                          2,979,386

City of Buenos Aires euro         B1     ARS   1,920,000                          1,479,784
10.5% 5/28/04

                                                                                  10,535,797

BRAZIL - 6.1%

Brazilian Federative Republic
Brady:

FLIRB L 5% 4/15/09 (Bearer)       B2           630,000                            326,813
(f)

IDU euro 6.75% 1/1/01 (f)         B2           738,000                            669,735

new money bond L:

6.1875% 4/15/09 (Bearer) (f)      B2           4,050,000                          2,212,313

6.1875% 4/15/09 (Reg.) (f)        B2           1,990,000                          1,087,038

                                                                                  4,295,899

BULGARIA - 5.3%

Bulgarian Republic:

Brady discount A 6.6875%          B2           3,680,000                          2,603,600
7/28/24 (f)

Brady FLIRB A 2.5% 7/28/12 (f)    B2           1,995,000                          1,137,150

                                                                                  3,740,750

ECUADOR - 0.4%

Ecuador Republic Brady            B3           408,000                            257,040
interest equalization bond
6% 12/21/04 (Reg.) (f)

GREECE - 2.2%

Greek Government Treasury Bill:

8.6% 3/26/08                      A2     GRD   200,000,000                        793,792

9.2% 3/21/02                      A2     GRD   201,400,000                        743,305

                                                                                  1,537,097

HUNGARY - 1.0%

Hungarian Government:

13% 7/24/03                       A1     HUF   74,100,000                         346,411

15% 7/24/01                       A1     HUF   80,700,000                         383,058

                                                                                  729,469

MEXICO - 17.0%

United Mexican States:

Brady par A 6.25% 12/31/19        Ba2          6,800,000                          5,287,000
unit

GOVERNMENT OBLIGATIONS (G) -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

MEXICO - CONTINUED

United Mexican States: -
continued

Brady par B 6.25% 12/31/19        Ba2         $ 2,100,000                        $ 1,632,750
unit

Cetes:

0% 3/4/99                         -      MXN   8,360,000                          799,243

0% 3/11/99                        -      MXN   3,890,000                          371,602

global bond 11.5% 5/15/26         Ba2          3,690,000                          3,957,525

value recovery rights 6/30/03     -            1,000                              -
discount C (h)

                                                                                  12,048,120

PERU - 1.5%

Peruvian Republic Brady FLIRB:

3.25% 3/7/17 (f)                  Ba3          585,000                            331,988

3.25% 3/7/17 (e)(f)               Ba3          1,350,000                          766,125

                                                                                  1,098,113

POLAND - 1.5%

Polish Republic 25.05%            A2     PLN   3,620,000                          1,047,840
1/18/08 (f)

RUSSIA - 4.9%

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank) interest
notes:

5.9688% 12/15/15 (f)              B1           4,400,000                          478,500

5.9688% 12/15/15 (e)(f)           Ca           457                                50

Moscow City 9.5% 5/31/00          B3           6,030,000                          2,231,100
(Reg.)

Russian Federation euro           B3           2,520,000                          768,600
12.75%  6/24/28 (Reg. S)

                                                                                  3,478,250

VENEZUELA - 12.5%

Venezuelan Republic:

Brady debt conversion bond        B2           12,214,245                         7,756,040
euro 5.9375% 12/18/07 (f)

global bond:

13.625% 8/15/18                   B2           340,000                            261,800

13.625% 8/15/18                   B2           1,130,000                          870,100

Oil recovery rights 3/31/20       -            8,955                              -
(h)

                                                                                  8,887,940

TOTAL GOVERNMENT OBLIGATIONS                                                      47,656,315
(Cost $48,512,069)


COMMON STOCKS - 7.0%

                               SHARES                VALUE (NOTE 1)

ARGENTINA - 1.1%

YPF Sociedad Anonima            28,700               $ 801,806
sponsored ADR  representing
Class D shares

BRAZIL - 4.2%

Telebras sponsored ADR          41,100                2,987,456
PFD-Holdr

MEXICO - 1.3%

Fomento Economico Mexicano SA   34,300                913,238
de CV sponsored ADR

RUSSIA - 0.4%

AO Tatneft sponsored ADR        134,600               260,788
(Reg.) unit (a)

TOTAL COMMON STOCKS                                   4,963,288
(Cost $6,130,818)


SOVEREIGN LOAN PARTICIPATIONS
- 4.6%

MOODY'S RATINGS (UNAUDITED) (B)            PRINCIPAL AMOUNT (D)

ANGOLA - 0.6%

Banco Nacional de Angola loan     -        $ 1,596,128                        399,032
participation - Societe
Generale (a)

CAMEROON - 0.3%

Cameroon Republic (a):

loan participation - Societe      -   FRF   1,960,000                         56,103
Generale

loan participation - Societe      -   DEM   1,430,000                         137,455
Generale

                                                                              193,558

CONGO - 0.3%

Congo Republic (a):

loan participation - Societe      -         1,056,047                         190,089
Generale

loan participation - Societe      -   FRF   841,728                           27,105
Generale

loan participation - Societe      -   DEM   255,860                           27,668
Generale

                                                                              244,862

MOROCCO - 1.7%

Moroccan Kingdom loan
participation:

Series A - Merrill Lynch,         -         340,000                           270,300
Pierce, Fenner & Smith, Inc.
6.0625% 1/1/09 (f)

Series A - Morgan Guaranty        -         1,200,000                         954,000
Trust Co. 6.0625% 1/1/09 (f)

                                                                              1,224,300

SOVEREIGN LOAN PARTICIPATIONS
- CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)            PRINCIPAL AMOUNT (D)              VALUE (NOTE 1)

RUSSIA - 1.7%

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank) loan
participation restructured
under 1997 Agreement:

- BankBoston Corp. 6.7188%        -        $ 450,000                         $ 28,125
12/15/20 (c)(f)

- Deutsche Bank 6.7188%           -         450,000                           28,125
12/15/20 (c)(f)

- Donald, Lufkin & Jenrette       -         930,000                           58,125
Securities Corp. 6.7188%
12/15/20 (c)(f)

- ING Bank NV 5.9688%             -         1,680,000                         105,000
12/15/20 (c)(f)

- Lehman Commercial Paper,        -         170,000                           10,625
Inc. 6.7188% 12/15/20 (c)(f)

- Merrill Lynch, Pierce,          -         2,370,000                         148,125
Fenner & Smith, Inc. 6.7188%
12/15/20 (c)(f)

- Morgan (J.P.) Securities,       -         5,370,000                         335,625
Inc. 5.9688% 12/15/20 (c)(f)

- Paribus Capital Markets         -         1,070,000                         66,875
6.7188% 12/15/20 (c)(f)

- The Chase Manhattan Bank        -         6,320,000                         395,000
5.9688% 12/15/20 (c)(f)

                                                                              1,175,625

TOTAL SOVEREIGN LOAN                                                          3,237,377
PARTICIPATIONS
(Cost $5,512,105)

CASH EQUIVALENTS - 4.2%

                                            MATURITY AMOUNT

Investments in repurchase                   $ 2,953,548                       2,952,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.72%,
dated 12/31/98 due 1/4/99
(Cost $2,952,000)



PURCHASED OPTIONS - 0.1%

EXPIRATION DATE/STRIKE YIELD                 UNDERLYING FACE AMOUNT                VALUE (NOTE 1)

SOUTH AFRICA - 0.1%

The Chase Manhattan Bank Call   May 99/      $ 1,222,714                           $ 33,335
Option on  ZAR 8,500,000        16%
notional amount of South
African Republic 12% 2/28/05
(Cost $46,241)

TOTAL INVESTMENT IN                                                                 $ 70,763,512
SECURITIES - 100%
(Cost $74,875,679)


SECURITY TYPE ABBREVIATIONS

FLIRB                        -   Front Loaded Interest
                                 Reduction Bonds

CURRENCY ABBREVIATIONS

ARS                          -   Argentine peso

DEM                          -   German deutsche mark

FRF                          -   French franc

GRD                          -   Greek drachma

HUF                          -   Hungarian forint

MXN                          -   Mexican peso

PLN                          -   Polish zloty

ZAR                          -   South African rand

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,353,040 or 3.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(h) Quantity represents share amount.

OTHER INFORMATION

The composition of long-term debt
holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        5.9%   AAA, AA, A    4.7%

Baa               1.5%   BBB           7.1%

Ba                33.8%  BB            48.5%

B                 36.8%  B             12.5%

Ca, C             0.0%   CCC           1.1%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 4.6%. FMR has determined that unrated debt securities that are lower quality account for 4.6% of the total value of investment in securities.

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $77,304,695. Net unrealized depreciation aggregated $6,541,183, of which $2,615,519 related to appreciated investment securities and $9,156,702 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending December 31, 1999 approximately $4,525,000 of losses recognized during the period November 1, 1998 to December 31, 1998.

At December 31, 1998, the fund had a capital loss carryforward of approximately $20,267,000 all of which will expire on December 31, 2006.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES    DECEMBER 31, 1998

ASSETS

Investment in securities, at             $ 70,763,512
value (including repurchase
agreements of $2,952,000)
(cost $74,875,679) -  See
accompanying schedule

Receivable for investments                4,051,325
sold

Receivable for fund shares                124,781
sold

Interest receivable                       1,718,302

 TOTAL ASSETS                             76,657,920

LIABILITIES

Payable to custodian bank      $ 1,094

Payable for investments         248,490
purchased

Payable for fund shares         259,947
redeemed

Distributions payable           87,193

Accrued management fee          43,483

Distribution fees payable       25,027

Foreign tax payable             322,320

Other payables and accrued      97,964
expenses

 TOTAL LIABILITIES                        1,085,518

NET ASSETS                               $ 75,572,402

Net Assets consist of:

Paid in capital                          $ 107,558,817

Distribution in excess of net             (632,109)
investment income

Accumulated undistributed net             (27,235,373)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               (4,118,933)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 75,572,402

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                  DECEMBER 31, 1998

CALCULATION OF MAXIMUM             $7.78
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($2,828,544 (divided by)
363,623 shares)

Maximum offering price per         $8.17
share (100/95.25 of $7.78)

CLASS T: NET ASSET VALUE and       $7.77
redemption price per share
($53,643,471 (divided by)
6,904,966 shares)

Maximum offering price per         $8.05
share (100/96.50 of $7.77)

CLASS B: NET ASSET VALUE and       $7.80
offering price per share
($16,703,216 (divided by)
2,140,262 shares) A

CLASS C: NET ASSET VALUE and       $7.79
offering price per share
($963,623 (divided by)
123,676 shares) A

INSTITUTIONAL CLASS: NET           $7.74
ASSET VALUE, offering price
and redemption price   per
share ($1,433,548 (divided
by) 185,251 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS             YEAR ENDED DECEMBER 31, 1998


INVESTMENT INCOME                               $ 4,356
Dividends

Interest                                         11,320,235

                                                 11,324,591

Less foreign taxes withheld                      (196,718)

 TOTAL INCOME                                    11,127,873

EXPENSES

Management fee                   $ 665,704

Transfer agent fees               293,805

Distribution fees                 373,950

Accounting fees and expenses      75,433

Non-interested trustees'          385
compensation

Custodian fees and expenses       84,900

Registration fees                 74,790

Audit                             53,180

Legal                             1,236

Miscellaneous                     4,507

 Total expenses before            1,627,890
reductions

 Expense reductions               (56,496)       1,571,394

NET INVESTMENT INCOME                            9,556,479

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (24,656,314)

 Foreign currency transactions    (68,409)       (24,724,723)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (7,310,422)

 Assets and liabilities in        21,875         (7,288,547)
foreign currencies

NET GAIN (LOSS)                                  (32,013,270)

NET INCREASE (DECREASE) IN                      $ (22,456,791)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 9,556,479                   $ 8,315,876
income

 Net realized gain (loss)       (24,724,723)                  13,134,999

 Change in net unrealized       (7,288,547)                   (4,810,866)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (22,456,791)                  16,640,009
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (8,112,285)                   (9,380,291)
From net investment income

 From net realized gain         -                             (14,029,285)

 Return of capital              (1,692,592)                   -

 TOTAL DISTRIBUTIONS            (9,804,877)                   (23,409,576)

Share transactions - net        (12,668,733)                  27,548,589
increase (decrease)

  TOTAL INCREASE (DECREASE)     (44,930,401)                  20,779,022
IN NET ASSETS

NET ASSETS

 Beginning of period            120,502,803                   99,723,781

 End of period (including      $ 75,572,402                  $ 120,502,803
under (over) distribution
of net investment income of
$(632,109) and  $424,276,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.120                  $ 11.720  $ 10.520
period

Income from Investment
Operations

 Net investment income D          .943                      .953      .274

 Net realized and unrealized      (3.275)                   .891      1.574
gain (loss)

 Total from investment            (2.332)                   1.844     1.848
operations

Less Distributions

 From net investment income       (.834)                    (.984)    (.238)

 From net realized gain           -                         (1.460)   (.410)

 Return of capital                (.174)                    -         -

 Total distributions              (1.008)                   (2.444)   (.648)

Net asset value, end of period   $ 7.780                   $ 11.120  $ 11.720

TOTAL RETURN B, C                 (21.94)%                  16.52%    17.71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,829                   $ 2,313   $ 478
(000 omitted)

Ratio of expenses to average      1.40% F                   1.40% F   1.40% A, F
net assets

Ratio of expenses to average      1.39% G                   1.38% G   1.40% A
net assets after  expense
reductions

Ratio of net investment           10.05%                    7.74%     7.31% A
income to average net assets

Portfolio turnover rate           514%                      660%      410%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31,1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS T

                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997      1996      1995      1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 11.110                  $ 11.710  $ 9.280   $ 9.520   $ 10.000
of period

Income from Investment
Operations

 Net investment income            .975 D                    .877 D    .758 D    .860      .356

 Net realized and unrealized      (3.319)                   .961      2.832     (.323)    (.073)
 gain (loss)

 Total from investment            (2.344)                   1.838     3.590     .537      .283
operations

Less Distributions

 From net investment income       (.824)                    (.978)    (.750)    (.777)    (.503)

 From net realized gain           -                         (1.460)   (.410)    -         (.260)

 Return of capital                (.172)                    -         -         -         -

 Total distributions              (.996)                    (2.438)   (1.160)   (.777)    (.763)

Net asset value, end of period   $ 7.770                   $ 11.110  $ 11.710  $ 9.280   $ 9.520

TOTAL RETURN B, C                 (22.07)%                  16.47%    40.41%    6.99%     2.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 53,643                  $ 93,228  $ 78,861  $ 36,205  $ 30,029
(000 omitted)

Ratio of expenses to average      1.50%                     1.47%     1.49%     1.50% F   1.50% A, F
net assets

Ratio of expenses to average      1.48% G                   1.45% G   1.48% G   1.50%     1.50% A
net assets after expense
reductions

Ratio of net investment           9.96%                     7.08%     7.23%     9.32%     6.60% A
income to average net assets

Portfolio turnover rate           514%                      660%      410%      305%      354% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD MARCH 10, 1994 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1994.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS B

                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997      1996      1995      1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 11.160                  $ 11.750  $ 9.300   $ 9.520   $ 9.700
of period

Income from Investment
Operations

 Net investment income            .907 D                    .806 D    .686 D    .835      .167

 Net realized and unrealized      (3.334)                   .956      2.853     (.342)    .227
 gain (loss)

 Total from investment            (2.427)                   1.762     3.539     .493      .394
operations

Less Distributions

 From net investment income       (.772)                    (.892)    (.679)    (.713)    (.314)

 From net realized gain           -                         (1.460)   (.410)    -         (.260)

 Return of capital                (.161)                    -         -         -         -

 Total distributions              (.933)                    (2.352)   (1.089)   (.713)    (.574)

Net asset value, end of period   $ 7.800                   $ 11.160  $ 11.750  $ 9.300   $ 9.520

TOTAL RETURN B, C                 (22.66)%                  15.70%    39.61%    6.38%     3.67%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 16,703                  $ 23,576  $ 17,746  $ 9,486   $ 5,034
(000 omitted)

Ratio of expenses to average      2.15% F                   2.15%     2.15% F   2.25% F   2.25% A, F
net assets

Ratio of expenses to average      2.13% G                   2.13% G   2.15%     2.25%     2.25% A
net assets after expense
reductions

Ratio of net investment           9.36%                     6.48%     6.56%     8.48%     5.86% A
income to average net assets

Portfolio turnover rate           514%                      660%      410%      305%      354% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JUNE 30,1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31,1994.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS C

                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.110                  $ 12.190
period

Income from Investment
Operations

 Net investment income D          .792                      .154

 Net realized and unrealized      (3.191)                   .322
gain (loss)

 Total from investment            (2.399)                   .476
operations

Less Distributions

 From net investment income       (.762)                    (.286)

 From net realized gain           -                         (1.270)

 Return of capital                (.159)                    -

 Total distributions              (.921)                    (1.556)

Net asset value, end of period   $ 7.790                   $ 11.110

TOTAL RETURN B, C                 (22.47)%                  4.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 964                     $ 66
(000 omitted)

Ratio of expenses to average      2.25% F                   2.25% A, F
net assets

Ratio of expenses to average      2.23% G                   2.25% A
net assets after expense
reductions

Ratio of net investment           9.30%                     9.04% A
income to average net assets

Portfolio turnover rate           514%                      660%

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31,1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.060                  $ 11.650  $ 9.280   $ 8.400
period

Income from Investment
Operations

 Net investment income            .931 D                    .860 D    .786 D    .393

 Net realized and unrealized      (3.229)                   1.008     2.779     .876
gain (loss)

 Total from investment            (2.298)                   1.868     3.565     1.269
operations

Less Distributions

 From net investment income       (.846)                    (.998)    (.785)    (.389)

 From net realized gain           -                         (1.460)   (.410)    -

 Return of capital                (.176)                    -         -         -

 Total distributions              (1.022)                   (2.458)   (1.195)   (.389)

Net asset value, end of period   $ 7.740                   $ 11.060  $ 11.650  $ 9.280

TOTAL RETURN B, C                 (21.75)%                  16.84%    40.21%    15.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,434                   $ 1,320   $ 2,639   $ 201
(000 omitted)

Ratio of expenses to average      1.25% F                   1.25% F   1.25% F   1.25% A, F
net assets

Ratio of expenses to average      1.24% G                   1.23% G   1.25%     1.25% A
net assets after expense
reductions

Ratio of net investment           10.02%                    6.85%     7.46%     9.09% A
income to average  net assets

Portfolio turnover rate           514%                      660%      410%      305% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JULY 3,1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31,1995.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

For the period ended December 31, 1998, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to certain foreign currency losses which decreased taxable income available for distribution after certain distributions had been made. (The tax treatment of distributions for the 1998 calendar year will be reported to shareholders prior to February 1, 1999.)

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

OPTIONS. The fund may use options to manage its exposure to the bond markets and to fluctuations in currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease

2. OPERATING POLICIES - CONTINUED

OPTIONS - CONTINUED

the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options.

Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $3,237,377 or 4.3% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $428,732,060 and $431,021,943, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEES - CONTINUED

fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .69% of average net assets .

SUB-ADVISER FEE. FMR, on behalf of the funds, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited (FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee.

A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90% *

CLASS C    1.00% **

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,810      $ 184

CLASS T     182,151      23,840

CLASS B     183,603      132,853

CLASS C    4,386        4,322

          $ 373,950    $ 161,199

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 2,476

CLASS T                 32,484

CLASS B                 14,214

CLASS C                 308

INSTITUTIONAL CLASS    1,076

                      $ 50,558

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and on Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 26,332     $ 8,219

CLASS T     61,537       20,587

CLASS B     71,458       71,458 *

CLASS C    2,699        2,699 *

          $ 162,026    $ 102,963

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 9,971    .39

CLASS T                  211,795  .29

CLASS B                  66,377   .33

CLASS C                  1,841    .42

INSTITUTIONAL CLASS     3,821     .37

                       $ 293,805

ACCOUNTING FEES. Fidelity Service Company maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.40%                    $ 8,227

CLASS B               2.15%                      12,168

CLASS C               2.25%                      11,410

INSTITUTIONAL CLASS   1.25%                     10,783

                                               $ 42,588

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $605 under this arrangement.

5. EXPENSE REDUCTIONS - CONTINUED

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $13,303 under the custodian arrangement.

6. CREDIT RISK.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

7. BENEFICIAL INTEREST.

At the end of the period, FMR was record owner of approximately 9% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            YEARS ENDED DECEMBER 31,

                            1998                      1997 A

FROM NET INVESTMENT INCOME

Class A                     $ 219,978                 $ 119,401

Class T                       6,143,721                 7,364,838

Class B                       1,620,830                 1,641,148

Class C                       37,441                    1,052

Institutional Class          90,315                    253,852

Total                       $ 8,112,285               $ 9,380,291

FROM NET REALIZED GAIN

Class A                     $ -                       $ 244,650

Class T                       -                         10,866,769

Class B                       -                         2,697,569

Class C                       -                         6,680

Institutional Class           -                         213,617

Total                       $ -                       $ 14,029,285

RETURN OF CAPITAL

Class A                     $ 45,897                  $ -

Class T                       1,281,860                 -

Class B                       338,179                   -

Class C                       7,812                     -

Institutional Class           18,844                    -

Total                       $ 1,692,592               $ -

Total                       $ 9,804,877               $ 23,409,576

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                        SHARES                                            DOLLARS
                        YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,

                        1998                     1997 A                   1998                     1997 A



CLASS A Shares sold       235,098                  157,759                $ 2,083,069              $ 1,980,163

Reinvestment of
distributions             24,274                   27,924                   221,948                  317,016

Shares redeemed          (103,745)                (18,479)                 (983,680)                (229,598)

Net increase (decrease)  155,627                  167,204                 $ 1,321,337              $ 2,067,581

CLASS T Shares sold      2,933,653                5,560,853              $ 27,650,341             $ 68,604,516

Reinvestment of
distributions            698,169                  1,422,242                6,462,132                16,356,926

Shares redeemed         (5,118,827)              (5,324,070)              (49,719,962)             (65,213,725)

Net increase (decrease) (1,487,005)              1,659,025               $ (15,607,489)           $ 19,747,717

CLASS B Shares sold     816,033                  741,442                $ 7,761,777              $ 9,189,867

Reinvestment of
distributions           175,037                  323,757                  1,605,746                3,726,061

Shares redeemed         (964,234)                (462,457)                (9,294,273)              (5,697,389)

Net increase (decrease)  26,836                   602,742                 $ 73,250                 $ 7,218,539

CLASS C Shares sold      170,399                  5,254                  $ 1,580,351              $ 65,143

Reinvestment of
distributions            4,144                    692                      34,839                   7,663

Shares redeemed          (56,813)                 -                        (482,761)                -

Net increase (decrease)  117,730                  5,946                   $ 1,132,429              $ 72,806

INSTITUTIONAL CLASS
Shares                   330,391                  670,672                $ 2,916,407              $ 8,055,126
sold

Reinvestment of
distributions            10,655                   36,986                   96,223                   437,820

Shares redeemed          (275,152)                (814,803)                (2,600,890)              (10,051,000)

Net increase (decrease)  65,894                   (107,145)               $ 411,740                $ (1,558,054)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.

10. REGISTRATION FEES.

For the period, each class paid the following amounts to register its shares for sale:

                      REGISTRATION FEES

CLASS A               $ 6,945

CLASS T                 31,669

CLASS B                 14,450

CLASS C                 11,112

INSTITUTIONAL CLASS    10,614

                      $ 74,790

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   February 17, 1999

TAX INFORMATION

The percentage of the dividends distributed during the fiscal year for the following classes representing income derived from sources within, and taxes paid to, foreign countries or possessions of the United
States:

          Income   Foreign Tax credit
          Percent  Percent

 Class A  100%     0%
 Class T  100%     0%
 Class B  100%     0%
 Class C  100%     0%

OF SPECIAL NOTE

INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.


INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER

Fidelity Management & Research
 (U.K.) Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

Fidelity Investments Japan Limited
 Tokyo, Japan

Fidelity International Investment Advisors
 Pembroke, Bermuda

Fidelity International Investment
 Advisors (U.K.) Limited
 London, England

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Bart A. Grenier, Vice President

John H. Carlson, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
Brooklyn, NY

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant SM Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Strategic
Opportunities Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement
Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

EMI-ANN-0299   70361
1.540210.101

(Fidelity logo graphic)(registered trademark)



(2_FIDELITY_LOGOS)(registered trademark)

FIDELITY ADVISOR
EMERGING MARKETS INCOME
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT

DECEMBER 31, 1998

CONTENTS

PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              7   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   18  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  27  Notes to financial statements.

REPORT OF INDEPENDENT  39  The auditors' opinion.
ACCOUNTANTS

TAX INFORMATION        40

OF SPECIAL NOTE        41

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo) This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

Resurgent stock market performance in the fourth quarter helped the Dow Jones Industrial Average post a double-digit return for the fourth year in a row - a first in the Dow's 100-plus year history. Three interest-rate cuts made late in the year by the Federal Reserve Board helped spark the equity rally. Meanwhile, while the majority of bonds posted positive performance, most bond returns for 1998 trailed their gains from 1997.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR EMERGING MARKETS INCOME FUND - INSTITUTIONAL CLASS

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV EMERGING MARKETS    -21.75%      40.70%
INCOME - INST CL

JP EMBI Plus                     -14.35%      54.88%

Emerging Markets Debt Funds      -20.80%      n/a
Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market value-weighted index of U.S. dollar and other external currency-denominated Brady bonds, loans, Eurobonds, and local instruments traded in emerging markets. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper, Inc. The past one year average represents a peer group of 45 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV EMERGING MARKETS  -21.75%      7.35%
INCOME - INST CL

JP EMBI Plus                   -14.35%      9.51%

Emerging Markets Debt Funds    -20.80%      n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL I      JP EMBI Plus
             00607                       JP004
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.54                     8807.82
  1994/04/30       9709.65                     8643.25
  1994/05/31      10335.54                     9282.15
  1994/06/30       9835.28                     8810.67
  1994/07/31      10055.96                     8971.50
  1994/08/31      11267.52                     9714.11
  1994/09/30      11589.24                    10014.32
  1994/10/31      11290.55                     9697.82
  1994/11/30      11055.90                     9687.51
  1994/12/31      10246.94                     9059.99
  1995/01/31       9070.51                     8623.61
  1995/02/28       8422.24                     8222.51
  1995/03/31       8175.93                     8056.78
  1995/04/30       8877.85                     8918.88
  1995/05/31       9407.49                     9695.07
  1995/06/30       9460.49                     9909.06
  1995/07/31       9478.29                     9869.98
  1995/08/31       9683.27                    10140.13
  1995/09/30      10070.53                    10536.55
  1995/10/31      10009.09                    10422.17
  1995/11/30      10344.64                    10724.86
  1995/12/31      10975.98                    11485.35
  1996/01/31      11786.94                    12358.18
  1996/02/29      11132.52                    11676.46
  1996/03/31      11239.43                    11942.44
  1996/04/30      11817.53                    12593.99
  1996/05/31      12141.13                    12811.92
  1996/06/30      12409.00                    13262.30
  1996/07/31      12552.11                    13539.46
  1996/08/31      13008.06                    14036.78
  1996/09/30      14076.23                    14942.02
  1996/10/31      14441.53                    15043.72
  1996/11/30      15251.78                    15810.38
  1996/12/31      15389.41                    16000.37
  1997/01/31      16045.33                    16442.93
  1997/02/28      16318.80                    16729.03
  1997/03/31      15666.08                    16123.30
  1997/04/30      16195.03                    16602.74
  1997/05/31      16893.07                    17247.58
  1997/06/30      17418.65                    17644.32
  1997/07/31      18174.39                    18376.34
  1997/08/31      18074.50                    18301.91
  1997/09/30      18657.53                    18861.14
  1997/10/31      16803.76                    16688.46
  1997/11/30      17430.57                    17480.82
  1997/12/31      17981.09                    18083.31
  1998/01/31      18002.45                    18046.65
  1998/02/28      18492.36                    18563.20
  1998/03/31      18987.43                    19025.32
  1998/04/30      18999.68                    19071.47
  1998/05/31      18212.32                    18420.48
  1998/06/30      17627.52                    17888.74
  1998/07/31      17898.02                    18011.22
  1998/08/31      11585.73                    12835.61
  1998/09/30      12607.92                    14090.76
  1998/10/31      13479.33                    15002.37
  1998/11/30      14507.78                    15885.48
  1998/12/31      14070.24                    15488.40
IMATRL PRASUN   SHR__CHT 19981231 19990114 114047 R00000000000061

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Institutional Class on March 10, 1994, when the fund started. As the chart shows, by December 31, 1998, the value of the investment would have grown to $14,070 - a 40.70% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,488 - a 54.88% increase.

(checkmark) UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a country's
financial markets, its local political
and economic climate, and the
fluctuating value of its currency
create these risks. For these
reasons an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may
have a gain or loss when you sell
your shares.


TOTAL RETURN COMPONENTS

                  YEARS ENDED DECEMBER 31,                  JULY 3, 1995 (COMMENCEMENT OF
                                                            SALE OF INSTITUTIONAL CLASS
                                                            SHARES) TO DECEMBER 31,

                  1998                      1997    1996    1995

Dividend returns  8.27% A                   8.54%   9.89%   5.04%

Capital returns   -30.02%                    8.30%  30.32%  10.48%

Total returns     -21.75%                   16.84%  40.21%  15.52%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1998  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share A            6.72(cents)   51.00(cents)   102.23(cents)

Annualized dividend rate         10.25%        12.35%         10.65%

30-day annualized yield          10.95%        -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $7.72 over the past one month, $8.19 over the past six months, and $9.60 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS OF APPROXIMATELY 17.6(CENTS) PER SHARE PAID DURING 1998 WERE A NON-TAXABLE RETURN OF CAPITAL. THE EXACT NON-TAXABLE AMOUNT TO USE IN PREPARING YOUR INCOME TAX RETURN WILL DEPEND ON YOUR SHARE ACTIVITY AND WAS REPORTED TO YOU IN JANUARY 1999.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Escalating volatility characterized
emerging markets during the
12-month period ended
December 31, 1998. For the year,
the JP Morgan EMBI Index Plus
returned -14.35%. The market's poor
showing was driven largely by
Russia's devaluation of the ruble
and loan defaults in August,
causing emerging-market debt
prices to fall to unprecedented
levels. Emerging markets began
1998 on a positive note with
renewed investor confidence in
Mexico, Argentina and Venezuela
sparking a rally in the first quarter.
However, the escalating Japanese
banking crisis and Russia's brewing
fiscal problems increased yield
volatility relative to U.S. Treasuries,
leading to weaker prices in the
second quarter. This was only a
preamble to the significant liquidity
disruption to come. Banks, hedge
funds and other market participants
re-examined their portfolio
diversification and risk, and reined in
lending to emerging-market
countries. Fourth quarter returns
rebounded strongly as the Federal
Reserve Board announced a series
of rate cuts, Japan publicized a
bank bailout plan and Argentina
sold $1 billion of bonds, the first
Latin American deal since August.
However, as 1998 ended, investor
concerns over Brazil's significant
budget deficit intensified despite a
newly minted agreement with the
International Monetary Fund and
third-party lenders for a $40 billion
aid package.

(photograph of John Carlson)

An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund

Q. HOW DID THE FUND PERFORM, JOHN?

A. It was a tough year for emerging markets. For the 12 months ending December 31, 1998, the fund's Institutional Class shares returned
-21.75%. The emerging market debt funds average as tracked by Lipper Inc. returned -20.80% during the period, while the J.P. Morgan
Emerging Markets Bond Index Plus returned -14.35%.

Q. CAN YOU RELATE HOW THE EVENTS HIGHLIGHTED IN THE MARKET RECAP
INFLUENCED THE FUND'S RETURN?

A. Sure. In fact, we have done a great deal of analysis to answer this question for ourselves. The fund entered the second half of 1998 in line with the index, which was down 1.08% year-to-date through June
30. However, the overriding performance factor for the fund in 1998 was its exposure to Russia and the critical few days in August when the country defaulted on its local currency debt and devalued the ruble.

Q. WHAT LED TO RUSSIA TAKING SUCH UNPRECEDENTED STEPS?

A. From a credit perspective, Russia's external debt profile was not that dissimilar to Mexico's. Russia had a low external debt load as a percent of GDP (less than 55%) and exports (less than 160%), and a debt-service ratio of approximately 10%, while Mexico had comparable ratios of 40%, 120% and 20%, respectively. In 1998, the Russian government found itself coming under pressure as a result of the country's extended recession and plunging commodity prices. The problems were compounded by Russia's practice of funding budget deficits with short-term, high- yielding government bonds that sent local interest rates skyrocketing and led to a loss of investor confidence in late spring. Ultimately, even with ruble-denominated interest rates of 150%, investors were unwilling to finance new debt or rollover existing debt, and the authorities were forced to devalue the ruble. At the same time, the government also took the further step of defaulting on their domestic debt.

Q. HAD YOU ANTICIPATED THESE EVENTS?

A. Having traveled to Russia in June, I was troubled by the economic environment and anticipated a ruble devaluation, but not a local-currency debt default. Defaulting on local currency denominated debt is considered highly unusual because a government has the option to service the debt by printing more money. As a result, the fund was underweighted in Russia from October 1997 though mid-summer 1998 and never owned any Russian local debt denominated in rubles. After a dramatic fall in Russian debt prices from the mid-70's to approximately 28 cents on the dollar, I increased the fund's weighting in U.S. dollar-denominated Russian debt in mid-August because I believed prices reflected compelling valuations. However, the decision by the Russian government to both devalue the ruble and default on their local currency debt on August 17th caused prices to fall even further to unprecedented levels. One Russian dollar-denominated debt instrument was trading as low as five cents on the dollar.

Q. HOW DID YOU POSITION THE FUND IN THE AFTERMATH OF THIS SELL-OFF?

A. The last two weeks of August were characterized by investors' panic selling, lack of liquidity and very little real news to make investment decisions. During this period, I quickly raised cash by selling the less liquid non-Russian assets and swapping the Soviet-era debt for higher-credit Russian Eurobonds. I maintained the fund's overweighted position in Russia and refused to sell into the panic. At year-end, U.S. dollar-denominated Russian exposure accounted for 7.0% of the fund.

Q. WHAT WERE SOME OF THE BRIGHT SPOTS FOR THE FUND IN 1998?

A. The principal way I try to add value to fund performance is by investing in countries that are represented in the J.P. Morgan Emerging Markets Bond Index Plus, as well as in a handful of countries not in the index. Country fundamentals drive my decision-making, as do individual security valuations in the market. This strategy continued to serve the fund well even in a turbulent year. For example, Turkey, an out-of-index country, was a relatively small investment, but the largest source of fund outperformance relative to the index. Venezuela and Bulgaria, countries also represented in the index, generated positive returns due to security selection and country weighting, respectively.

Q. JOHN, WHAT IS YOUR OUTLOOK FOR 1999?

A. Looking forward to next year, I remain cautious given the global financial crisis, the U.S. trade imbalance and the lower estimates of global growth. In addition, due to an uneven distribution of wealth in almost all emerging-market countries, political and social instability will likely rise as well. I'm focusing on countries with positive fundamentals such as a strong trade surplus, positive domestic growth prospects, low public sector borrowing requirements and records of strong economic reform.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark) FUND FACTS

GOAL: seeks a high level of
current income; as a
secondary objective, the fund
seeks capital appreciation

START DATE: March 10, 1994

SIZE: as of December 31,
1998, more than $75 million

MANAGER: John Carlson,
since 1995; lead manager,
Fidelity Advisor Strategic
Income Fund, since 1996;
joined Fidelity in 1995

JOHN CARLSON DISCUSSES
1998'S MAJOR MARKET THEMES:

"When I look back on 1998, two
words come to mind - deflation
and deleveraging. Deflation,
particularly in the form of
declining commodity prices, put
pressure on a number of emerging
countries that export resources
such as oil, aluminum, copper and
agricultural products. For
example, historically low oil
prices hurt countries like
Venezuela, Ecuador, Russia and
Nigeria by putting pressure on the
government's budget deficit and
reducing the U.S. dollars coming
into the economy. In a number of
emerging economies these
problems caused a general
deterioration in creditworthiness.
The most extreme example of this
was Russia, which devalued its
currency and defaulted on its
domestic ruble debt in August.

"Deleveraging also played a major
role, particularly after the Russian
crisis. Large losses by banks,
hedge funds and other market
participants dramatically reduced
investors' appetites for risk. Banks
reduced emerging-country loan
exposure, and Wall Street reduced
their capital commitments to
emerging-market businesses.
Some hedge funds also suffered
catastrophic losses, removing
them from the markets. These
factors led to enormous risk
premiums for emerging-market
debt securities in the second half of
1998.

"Liquidity improved somewhat in
the fourth quarter, aided by
interest-rate cuts by the Federal
Reserve Board and other central
banks, but yield spreads were still
significantly higher at the end of
1998 than in January of 1998."

INVESTMENT CHANGES

TOP FIVE COUNTRIES AS OF
DECEMBER 31, 1998

(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE COUNTRIES 6 MONTHS AGO

Mexico                         22.9                     12.7

Argentina                      19.2                     22.0

Brazil                         15.8                     15.1

Venezuela                      12.5                     5.2

Russia                         7.0                      9.9


TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT
RISKS.

TOP FIVE HOLDINGS AS OF
DECEMBER 31, 1998

(BY ISSUER, EXCLUDING CASH     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
EQUIVALENTS)                                            THESE BOND ISSUERS 6 MONTHS
                                                        AGO

United Mexican States           17.0                     5.9

Argentinian Republic            12.8                     17.9

Venezuelan Republic             12.5                     5.2

Brazilian Federative Republic   6.1                      11.4

Banco Nacional De               5.5                      1.1
Desenvolvimento  Economico e
Social


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF DECEMBER 31, 1998

Row: 1, Col: 1, Value: 16.8
Row: 1, Col: 2, Value: 67.3
Row: 1, Col: 3, Value: 11.7
Row: 1, Col: 4, Value: 4.2

Corporate bonds 16.8%
Foreign government obligations 67.3%
Other 11.7%
Short-term investments 4.2%

AS OF JUNE 30, 1998

Row: 1, Col: 1, Value: 11.7
Row: 1, Col: 2, Value: 74.3
Row: 1, Col: 3, Value: 9.199999999999999
Row: 1, Col: 4, Value: 4.8

Corporate bonds 11.7%
Foreign government obligations 74.3%
Other 9.2%
Short-term investments 4.8%


INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 16.8%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

ARGENTINA - 3.2%

Compania Internacional de         BB     ARS   3,310,000                         $ 2,286,037
Telecomunicaciones 10.375%
8/1/04 (Reg. S)

BRAZIL - 5.5%

Banco Nacional de
Desenvolvimento Economico e
Social:

14.724% 6/16/08 (f)               B1           3,855,000                          3,084,000

14.724% 6/16/08 (e)(f)            B1           980,000                            784,000

                                                                                  3,868,000

MALAYSIA - 2.7%

Petroliam Nasional BHD:

yankee 7.625% 10/15/26 (e)        Baa3         490,000                            339,815

7.125% 10/18/06 (Reg. S)          Baa3         900,000                            735,660

7.625% 10/15/26 (Reg. S)          A2           1,210,000                          839,135

                                                                                  1,914,610

MEXICO - 4.6%

Petroleos Mexicanos:

9.25% 3/30/18                     Ba2          920,000                            754,400

9.5% 9/15/27                      BB           920,000                            754,400

10.2613% 7/15/05 (Reg. S) (f)     Ba2          1,880,000                          1,748,400

                                                                                  3,257,200

UNITED STATES OF AMERICA - 0.8%

Samsung Electronics America,
Inc.:

9.75% 5/1/03 (e)                  Ba1          490,000                            463,050

9.75% 5/1/03                      Ba1          140,000                            132,300

                                                                                  595,350

TOTAL NONCONVERTIBLE BONDS                                                        11,921,197
(Cost $11,722,446)

GOVERNMENT OBLIGATIONS (G) -
67.3%



ARGENTINA - 14.9%

Argentinian Republic:

global bond:

11% 12/4/05                       Ba3          2,940,000                          2,923,463

11.375% 1/30/17                   Ba3          1,730,000                          1,727,838

11.375% 1/30/17                   Ba3          290,000                            289,638

GOVERNMENT OBLIGATIONS (G) -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

ARGENTINA - CONTINUED

Argentinian Republic: -
continued

warrants 12/3/99 (a)(h)           -            2,940                             $ 132,300

8.75% 7/10/02 (Reg. S)            Ba3    ARS   1,230,000                          1,003,388

11.75% 2/12/07                    Ba3    ARS   3,520,000                          2,979,386

City of Buenos Aires euro         B1     ARS   1,920,000                          1,479,784
10.5% 5/28/04

                                                                                  10,535,797

BRAZIL - 6.1%

Brazilian Federative Republic
Brady:

FLIRB L 5% 4/15/09 (Bearer)       B2           630,000                            326,813
(f)

IDU euro 6.75% 1/1/01 (f)         B2           738,000                            669,735

new money bond L:

6.1875% 4/15/09 (Bearer) (f)      B2           4,050,000                          2,212,313

6.1875% 4/15/09 (Reg.) (f)        B2           1,990,000                          1,087,038

                                                                                  4,295,899

BULGARIA - 5.3%

Bulgarian Republic:

Brady discount A 6.6875%          B2           3,680,000                          2,603,600
7/28/24 (f)

Brady FLIRB A 2.5% 7/28/12 (f)    B2           1,995,000                          1,137,150

                                                                                  3,740,750

ECUADOR - 0.4%

Ecuador Republic Brady            B3           408,000                            257,040
interest equalization bond
6% 12/21/04 (Reg.) (f)

GREECE - 2.2%

Greek Government Treasury Bill:

8.6% 3/26/08                      A2     GRD   200,000,000                        793,792

9.2% 3/21/02                      A2     GRD   201,400,000                        743,305

                                                                                  1,537,097

HUNGARY - 1.0%

Hungarian Government:

13% 7/24/03                       A1     HUF   74,100,000                         346,411

15% 7/24/01                       A1     HUF   80,700,000                         383,058

                                                                                  729,469

MEXICO - 17.0%

United Mexican States:

Brady par A 6.25% 12/31/19        Ba2          6,800,000                          5,287,000
unit

GOVERNMENT OBLIGATIONS (G) -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

MEXICO - CONTINUED

United Mexican States: -
continued

Brady par B 6.25% 12/31/19        Ba2         $ 2,100,000                        $ 1,632,750
unit

Cetes:

0% 3/4/99                         -      MXN   8,360,000                          799,243

0% 3/11/99                        -      MXN   3,890,000                          371,602

global bond 11.5% 5/15/26         Ba2          3,690,000                          3,957,525

value recovery rights 6/30/03     -            1,000                              -
discount C (h)

                                                                                  12,048,120

PERU - 1.5%

Peruvian Republic Brady FLIRB:

3.25% 3/7/17 (f)                  Ba3          585,000                            331,988

3.25% 3/7/17 (e)(f)               Ba3          1,350,000                          766,125

                                                                                  1,098,113

POLAND - 1.5%

Polish Republic 25.05%            A2     PLN   3,620,000                          1,047,840
1/18/08 (f)

RUSSIA - 4.9%

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank) interest
notes:

5.9688% 12/15/15 (f)              B1           4,400,000                          478,500

5.9688% 12/15/15 (e)(f)           Ca           457                                50

Moscow City 9.5% 5/31/00          B3           6,030,000                          2,231,100
(Reg.)

Russian Federation euro           B3           2,520,000                          768,600
12.75%  6/24/28 (Reg. S)

                                                                                  3,478,250

VENEZUELA - 12.5%

Venezuelan Republic:

Brady debt conversion bond        B2           12,214,245                         7,756,040
euro 5.9375% 12/18/07 (f)

global bond:

13.625% 8/15/18                   B2           340,000                            261,800

13.625% 8/15/18                   B2           1,130,000                          870,100

Oil recovery rights 3/31/20       -            8,955                              -
(h)

                                                                                  8,887,940

TOTAL GOVERNMENT OBLIGATIONS                                                      47,656,315
(Cost $48,512,069)


COMMON STOCKS - 7.0%

                               SHARES                VALUE (NOTE 1)

ARGENTINA - 1.1%

YPF Sociedad Anonima            28,700               $ 801,806
sponsored ADR  representing
Class D shares

BRAZIL - 4.2%

Telebras sponsored ADR          41,100                2,987,456
PFD-Holdr

MEXICO - 1.3%

Fomento Economico Mexicano SA   34,300                913,238
de CV sponsored ADR

RUSSIA - 0.4%

AO Tatneft sponsored ADR        134,600               260,788
(Reg.) unit (a)

TOTAL COMMON STOCKS                                   4,963,288
(Cost $6,130,818)


SOVEREIGN LOAN PARTICIPATIONS
- 4.6%

MOODY'S RATINGS (UNAUDITED) (B)            PRINCIPAL AMOUNT (D)

ANGOLA - 0.6%

Banco Nacional de Angola loan     -        $ 1,596,128                        399,032
participation - Societe
Generale (a)

CAMEROON - 0.3%

Cameroon Republic (a):

loan participation - Societe      -   FRF   1,960,000                         56,103
Generale

loan participation - Societe      -   DEM   1,430,000                         137,455
Generale

                                                                              193,558

CONGO - 0.3%

Congo Republic (a):

loan participation - Societe      -         1,056,047                         190,089
Generale

loan participation - Societe      -   FRF   841,728                           27,105
Generale

loan participation - Societe      -   DEM   255,860                           27,668
Generale

                                                                              244,862

MOROCCO - 1.7%

Moroccan Kingdom loan
participation:

Series A - Merrill Lynch,         -         340,000                           270,300
Pierce, Fenner & Smith, Inc.
6.0625% 1/1/09 (f)

Series A - Morgan Guaranty        -         1,200,000                         954,000
Trust Co. 6.0625% 1/1/09 (f)

                                                                              1,224,300

SOVEREIGN LOAN PARTICIPATIONS
- CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)            PRINCIPAL AMOUNT (D)              VALUE (NOTE 1)

RUSSIA - 1.7%

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank) loan
participation restructured
under 1997 Agreement:

- BankBoston Corp. 6.7188%        -        $ 450,000                         $ 28,125
12/15/20 (c)(f)

- Deutsche Bank 6.7188%           -         450,000                           28,125
12/15/20 (c)(f)

- Donald, Lufkin & Jenrette       -         930,000                           58,125
Securities Corp. 6.7188%
12/15/20 (c)(f)

- ING Bank NV 5.9688%             -         1,680,000                         105,000
12/15/20 (c)(f)

- Lehman Commercial Paper,        -         170,000                           10,625
Inc. 6.7188% 12/15/20 (c)(f)

- Merrill Lynch, Pierce,          -         2,370,000                         148,125
Fenner & Smith, Inc. 6.7188%
12/15/20 (c)(f)

- Morgan (J.P.) Securities,       -         5,370,000                         335,625
Inc. 5.9688% 12/15/20 (c)(f)

- Paribus Capital Markets         -         1,070,000                         66,875
6.7188% 12/15/20 (c)(f)

- The Chase Manhattan Bank        -         6,320,000                         395,000
5.9688% 12/15/20 (c)(f)

                                                                              1,175,625

TOTAL SOVEREIGN LOAN                                                          3,237,377
PARTICIPATIONS
(Cost $5,512,105)

CASH EQUIVALENTS - 4.2%

                                             MATURITY AMOUNT

Investments in repurchase                    $ 2,953,548                       2,952,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.72%,
dated 12/31/98 due 1/4/99
(Cost $2,952,000)



PURCHASED OPTIONS - 0.1%

EXPIRATION DATE/STRIKE YIELD                 UNDERLYING FACE AMOUNT                VALUE (NOTE 1)

SOUTH AFRICA - 0.1%

The Chase Manhattan Bank Call   May 99/      $ 1,222,714                           $ 33,335
Option on  ZAR 8,500,000        16%
notional amount of South
African Republic 12% 2/28/05
(Cost $46,241)

TOTAL INVESTMENT IN                                                                $ 70,763,512
SECURITIES - 100%
(Cost $74,875,679)


SECURITY TYPE ABBREVIATIONS

FLIRB                        -   Front Loaded Interest
                                 Reduction Bonds

CURRENCY ABBREVIATIONS

ARS                          -   Argentine peso

DEM                          -   German deutsche mark

FRF                          -   French franc

GRD                          -   Greek drachma

HUF                          -   Hungarian forint

MXN                          -   Mexican peso

PLN                          -   Polish zloty

ZAR                          -   South African rand

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,353,040 or 3.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(h) Quantity represents share amount.

OTHER INFORMATION

The composition of long-term debt
holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        5.9%   AAA, AA, A    4.7%

Baa               1.5%   BBB           7.1%

Ba                33.8%  BB            48.5%

B                 36.8%  B             12.5%

Ca, C             0.0%   CCC           1.1%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 4.6%. FMR has determined that unrated debt securities that are lower quality account for 4.6% of the total value of investment in securities.

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $77,304,695. Net unrealized depreciation aggregated $6,541,183, of which $2,615,519 related to appreciated investment securities and $9,156,702 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending December 31, 1999 approximately $4,525,000 of losses recognized during the period November 1, 1998 to December 31, 1998.

At December 31, 1998, the fund had a capital loss carryforward of approximately $20,267,000 all of which will expire on December 31, 2006.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES      DECEMBER 31, 1998

ASSETS

Investment in securities, at             $ 70,763,512
value (including repurchase
agreements of $2,952,000)
(cost $74,875,679) -  See
accompanying schedule

Receivable for investments                4,051,325
sold

Receivable for fund shares                124,781
sold

Interest receivable                       1,718,302

 TOTAL ASSETS                             76,657,920

LIABILITIES

Payable to custodian bank      $ 1,094

Payable for investments         248,490
purchased

Payable for fund shares         259,947
redeemed

Distributions payable           87,193

Accrued management fee          43,483

Distribution fees payable       25,027

Foreign tax payable             322,320

Other payables and accrued      97,964
expenses

 TOTAL LIABILITIES                        1,085,518

NET ASSETS                               $ 75,572,402

Net Assets consist of:

Paid in capital                          $ 107,558,817

Distribution in excess of net             (632,109)
investment income

Accumulated undistributed net             (27,235,373)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               (4,118,933)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 75,572,402

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                               DECEMBER 31, 1998

CALCULATION OF MAXIMUM             $7.78
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($2,828,544 (divided by)
363,623 shares)

Maximum offering price per         $8.17
share (100/95.25 of $7.78)

CLASS T: NET ASSET VALUE and       $7.77
redemption price per share
($53,643,471 (divided by)
6,904,966 shares)

Maximum offering price per         $8.05
share (100/96.50 of $7.77)

CLASS B: NET ASSET VALUE and       $7.80
offering price per share
($16,703,216 (divided by)
2,140,262 shares) A

CLASS C: NET ASSET VALUE and       $7.79
offering price per share
($963,623 (divided by)
123,676 shares) A

INSTITUTIONAL CLASS: NET           $7.74
ASSET VALUE, offering price
and redemption price   per
share ($1,433,548 (divided
by) 185,251 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS          YEAR ENDED DECEMBER 31, 1998


INVESTMENT INCOME                               $ 4,356
Dividends

Interest                                         11,320,235

                                                 11,324,591

Less foreign taxes withheld                      (196,718)

 TOTAL INCOME                                    11,127,873

EXPENSES

Management fee                   $ 665,704

Transfer agent fees               293,805

Distribution fees                 373,950

Accounting fees and expenses      75,433

Non-interested trustees'          385
compensation

Custodian fees and expenses       84,900

Registration fees                 74,790

Audit                             53,180

Legal                             1,236

Miscellaneous                     4,507

 Total expenses before            1,627,890
reductions

 Expense reductions               (56,496)       1,571,394

NET INVESTMENT INCOME                            9,556,479

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (24,656,314)

 Foreign currency transactions    (68,409)       (24,724,723)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (7,310,422)

 Assets and liabilities in        21,875         (7,288,547)
foreign currencies

NET GAIN (LOSS)                                  (32,013,270)

NET INCREASE (DECREASE) IN                      $ (22,456,791)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 9,556,479                   $ 8,315,876
income

 Net realized gain (loss)       (24,724,723)                  13,134,999

 Change in net unrealized       (7,288,547)                   (4,810,866)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (22,456,791)                  16,640,009
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (8,112,285)                   (9,380,291)
From net investment income

 From net realized gain         -                             (14,029,285)

 Return of capital              (1,692,592)                   -

 TOTAL DISTRIBUTIONS            (9,804,877)                   (23,409,576)

Share transactions - net        (12,668,733)                  27,548,589
increase (decrease)

  TOTAL INCREASE (DECREASE)     (44,930,401)                  20,779,022
IN NET ASSETS

NET ASSETS

 Beginning of period            120,502,803                   99,723,781

 End of period (including      $ 75,572,402                  $ 120,502,803
under (over) distribution
of net investment income of
$(632,109) and  $424,276,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.120                  $ 11.720  $ 10.520
period

Income from Investment
Operations

 Net investment income D          .943                      .953      .274

 Net realized and unrealized      (3.275)                   .891      1.574
gain (loss)

 Total from investment            (2.332)                   1.844     1.848
operations

Less Distributions

 From net investment income       (.834)                    (.984)    (.238)

 From net realized gain           -                         (1.460)   (.410)

 Return of capital                (.174)                    -         -

 Total distributions              (1.008)                   (2.444)   (.648)

Net asset value, end of period   $ 7.780                   $ 11.120  $ 11.720

TOTAL RETURN B, C                 (21.94)%                  16.52%    17.71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,829                   $ 2,313   $ 478
(000 omitted)

Ratio of expenses to average      1.40% F                   1.40% F   1.40% A, F
net assets

Ratio of expenses to average      1.39% G                   1.38% G   1.40% A
net assets after  expense
reductions

Ratio of net investment           10.05%                    7.74%     7.31% A
income to average net assets

Portfolio turnover rate           514%                      660%      410%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31,1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS T

                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997      1996      1995      1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 11.110                  $ 11.710  $ 9.280   $ 9.520   $ 10.000
of period

Income from Investment
Operations

 Net investment income            .975 D                    .877 D    .758 D    .860      .356

 Net realized and unrealized      (3.319)                   .961      2.832     (.323)    (.073)
 gain (loss)

 Total from investment            (2.344)                   1.838     3.590     .537      .283
operations

Less Distributions

 From net investment income       (.824)                    (.978)    (.750)    (.777)    (.503)

 From net realized gain           -                         (1.460)   (.410)    -         (.260)

 Return of capital                (.172)                    -         -         -         -

 Total distributions              (.996)                    (2.438)   (1.160)   (.777)    (.763)

Net asset value, end of period   $ 7.770                   $ 11.110  $ 11.710  $ 9.280   $ 9.520

TOTAL RETURN B, C                 (22.07)%                  16.47%    40.41%    6.99%     2.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 53,643                  $ 93,228  $ 78,861  $ 36,205  $ 30,029
(000 omitted)

Ratio of expenses to average      1.50%                     1.47%     1.49%     1.50% F   1.50% A, F
net assets

Ratio of expenses to average      1.48% G                   1.45% G   1.48% G   1.50%     1.50% A
net assets after expense
reductions

Ratio of net investment           9.96%                     7.08%     7.23%     9.32%     6.60% A
income to average net assets

Portfolio turnover rate           514%                      660%      410%      305%      354% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD MARCH 10, 1994 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1994.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS B

                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997      1996      1995      1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 11.160                  $ 11.750  $ 9.300   $ 9.520   $ 9.700
of period

Income from Investment
Operations

 Net investment income            .907 D                    .806 D    .686 D    .835      .167

 Net realized and unrealized      (3.334)                   .956      2.853     (.342)    .227
 gain (loss)

 Total from investment            (2.427)                   1.762     3.539     .493      .394
operations

Less Distributions

 From net investment income       (.772)                    (.892)    (.679)    (.713)    (.314)

 From net realized gain           -                         (1.460)   (.410)    -         (.260)

 Return of capital                (.161)                    -         -         -         -

 Total distributions              (.933)                    (2.352)   (1.089)   (.713)    (.574)

Net asset value, end of period   $ 7.800                   $ 11.160  $ 11.750  $ 9.300   $ 9.520

TOTAL RETURN B, C                 (22.66)%                  15.70%    39.61%    6.38%     3.67%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 16,703                  $ 23,576  $ 17,746  $ 9,486   $ 5,034
(000 omitted)

Ratio of expenses to average      2.15% F                   2.15%     2.15% F   2.25% F   2.25% A, F
net assets

Ratio of expenses to average      2.13% G                   2.13% G   2.15%     2.25%     2.25% A
net assets after expense
reductions

Ratio of net investment           9.36%                     6.48%     6.56%     8.48%     5.86% A
income to average net assets

Portfolio turnover rate           514%                      660%      410%      305%      354% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JUNE 30,1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31,1994.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS C

                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.110                  $ 12.190
period

Income from Investment
Operations

 Net investment income D          .792                      .154

 Net realized and unrealized      (3.191)                   .322
gain (loss)

 Total from investment            (2.399)                   .476
operations

Less Distributions

 From net investment income       (.762)                    (.286)

 From net realized gain           -                         (1.270)

 Return of capital                (.159)                    -

 Total distributions              (.921)                    (1.556)

Net asset value, end of period   $ 7.790                   $ 11.110

TOTAL RETURN B, C                 (22.47)%                  4.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 964                     $ 66
(000 omitted)

Ratio of expenses to average      2.25% F                   2.25% A, F
net assets

Ratio of expenses to average      2.23% G                   2.25% A
net assets after expense
reductions

Ratio of net investment           9.30%                     9.04% A
income to average net assets

Portfolio turnover rate           514%                      660%

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31,1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.060                  $ 11.650  $ 9.280   $ 8.400
period

Income from Investment
Operations

 Net investment income            .931 D                    .860 D    .786 D    .393

 Net realized and unrealized      (3.229)                   1.008     2.779     .876
gain (loss)

 Total from investment            (2.298)                   1.868     3.565     1.269
operations

Less Distributions

 From net investment income       (.846)                    (.998)    (.785)    (.389)

 From net realized gain           -                         (1.460)   (.410)    -

 Return of capital                (.176)                    -         -         -

 Total distributions              (1.022)                   (2.458)   (1.195)   (.389)

Net asset value, end of period   $ 7.740                   $ 11.060  $ 11.650  $ 9.280

TOTAL RETURN B, C                 (21.75)%                  16.84%    40.21%    15.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,434                   $ 1,320   $ 2,639   $ 201
(000 omitted)

Ratio of expenses to average      1.25% F                   1.25% F   1.25% F   1.25% A, F
net assets

Ratio of expenses to average      1.24% G                   1.23% G   1.25%     1.25% A
net assets after expense
reductions

Ratio of net investment           10.02%                    6.85%     7.46%     9.09% A
income to average  net assets

Portfolio turnover rate           514%                      660%      410%      305% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JULY 3,1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31,1995.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

For the period ended December 31, 1998, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to certain foreign currency losses which decreased taxable income available for distribution after certain distributions had been made. (The tax treatment of distributions for the 1998 calendar year will be reported to shareholders prior to February 1, 1999.)

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
OPTIONS. The fund may use options to manage its exposure to the bond markets and to fluctuations in currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease

2. OPERATING POLICIES - CONTINUED

OPTIONS - CONTINUED

the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options.

Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $3,237,377 or 4.3% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $428,732,060 and $431,021,943, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEES - CONTINUED

fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .69% of average net assets .

SUB-ADVISER FEE. FMR, on behalf of the funds, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited (FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee.

A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90% *

CLASS C    1.00% **

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,810      $ 184

CLASS T     182,151      23,840

CLASS B     183,603      132,853

CLASS C    4,386        4,322

          $ 373,950    $ 161,199

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 2,476

CLASS T                 32,484

CLASS B                 14,214

CLASS C                 308

INSTITUTIONAL CLASS    1,076

                      $ 50,558

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and on Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 26,332     $ 8,219

CLASS T     61,537       20,587

CLASS B     71,458       71,458 *

CLASS C    2,699        2,699 *

          $ 162,026    $ 102,963

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 9,971    .39

CLASS T                  211,795  .29

CLASS B                  66,377   .33

CLASS C                  1,841    .42

INSTITUTIONAL CLASS     3,821     .37

                       $ 293,805

ACCOUNTING FEES. Fidelity Service Company maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.40%                    $ 8,227

CLASS B               2.15%                      12,168

CLASS C               2.25%                      11,410

INSTITUTIONAL CLASS   1.25%                     10,783

                                               $ 42,588

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $605 under this arrangement.

5. EXPENSE REDUCTIONS - CONTINUED

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $13,303 under the custodian arrangement.

6. CREDIT RISK.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

7. BENEFICIAL INTEREST.

At the end of the period, FMR was record owner of approximately 9% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            YEARS ENDED DECEMBER 31,

                            1998                      1997 A

FROM NET INVESTMENT INCOME

Class A                     $ 219,978                 $ 119,401

Class T                       6,143,721                 7,364,838

Class B                       1,620,830                 1,641,148

Class C                       37,441                    1,052

Institutional Class          90,315                    253,852

Total                       $ 8,112,285               $ 9,380,291

FROM NET REALIZED GAIN

Class A                     $ -                       $ 244,650

Class T                       -                         10,866,769

Class B                       -                         2,697,569

Class C                       -                         6,680

Institutional Class           -                         213,617

Total                       $ -                       $ 14,029,285

RETURN OF CAPITAL

Class A                     $ 45,897                  $ -

Class T                       1,281,860                 -

Class B                       338,179                   -

Class C                       7,812                     -

Institutional Class           18,844                    -

Total                       $ 1,692,592               $ -

Total                       $ 9,804,877               $ 23,409,576

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.

9. SHARE TRANSACTIONS.

Share transactions for each class of shares were as follows:

                        SHARES                                            DOLLARS

                        YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,

                        1998                     1997 A                   1998                     1997 A



CLASS A Shares sold      235,098                  157,759                $ 2,083,069              $ 1,980,163

Reinvestment of
distributions            24,274                   27,924                   221,948                  317,016

Shares redeemed          (103,745)                (18,479)                 (983,680)                (229,598)

Net increase (decrease)  155,627                  167,204                 $ 1,321,337              $ 2,067,581

CLASS T Shares sold      2,933,653                5,560,853              $ 27,650,341             $ 68,604,516

Reinvestment of
distributions            698,169                  1,422,242                6,462,132                16,356,926

Shares redeemed          (5,118,827)              (5,324,070)              (49,719,962)             (65,213,725)

Net increase (decrease)  (1,487,005)              1,659,025               $ (15,607,489)           $ 19,747,717

CLASS B Shares sold       816,033                  741,442                $ 7,761,777              $ 9,189,867

Reinvestment of
distributions             175,037                  323,757                  1,605,746                3,726,061

Shares redeemed          (964,234)                (462,457)                (9,294,273)              (5,697,389)

Net increase (decrease)  26,836                   602,742                 $ 73,250                 $ 7,218,539

CLASS C Shares sold      170,399                  5,254                  $ 1,580,351              $ 65,143

Reinvestment of
distributions            4,144                    692                      34,839                   7,663

Shares redeemed          (56,813)                 -                        (482,761)                -

Net increase (decrease)  117,730                  5,946                   $ 1,132,429              $ 72,806

INSTITUTIONAL CLASS
Shares                   330,391                  670,672                $ 2,916,407              $ 8,055,126
sold

Reinvestment of
distributions            10,655                   36,986                   96,223                   437,820

Shares redeemed          (275,152)                (814,803)                (2,600,890)              (10,051,000)

Net increase (decrease)  65,894                   (107,145)               $ 411,740                $ (1,558,054)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.

10. REGISTRATION FEES.

For the period, each class paid the following amounts to register its shares for sale:

                      REGISTRATION FEES

CLASS A               $ 6,945

CLASS T                 31,669

CLASS B                 14,450

CLASS C                 11,112

INSTITUTIONAL CLASS    10,614

                      $ 74,790

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   February 17, 1999
TAX INFORMATION

The percentage of the dividends distributed during the fiscal year for the following classes representing income derived from sources within, and taxes paid to, foreign countries or possessions of the United
States:

                Income   Foreign Tax credit
                Percent  Percent

 Institutional
 Class          100%     0%

OF SPECIAL NOTE

INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.


INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER

Fidelity Management & Research
 (U.K.) Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

Fidelity Investments Japan Limited
 Tokyo, Japan

Fidelity International Investment Advisors
 Pembroke, Bermuda

Fidelity International Investment
 Advisors (U.K.) Limited
 London, England

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Bart A. Grenier, Vice President

John H. Carlson, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
Brooklyn, NY

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant SM Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Strategic
Opportunities Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement

Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

EMI-ANN-0299   70362
1.540212.101

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